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CITIGROUP [LOGO]                                    GLOBAL TRANSACTION SERVICES
   corporate and                                    Two Portland Square
   investment banking                               Portland, ME 04101
                                                    Tel 207 879 1900
                                                    Fax 207 822 6677

May 5, 2006

U.S. Securities and Exchange Commission
Office of Document Control
100 F Street, N.E.
Washington, D.C. 20549

Re:  Sound Shore Fund, Inc.
     File Nos. 2-96141; 811-4244
     CIK: 0000764157

Ladies and Gentlemen:

On behalf of Sound Shore Fund, Inc. (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Statement of Additional Information dated May 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on May 1, 2006 accession number 0001193125-06-095267.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker
-----------------------------
David Whitaker
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC